EARNINGS PER SHARE (Tables)	12 Months Ended
Sep. 30, 2025
Net income (loss) per share
Schedule of basic and diluted EPS

The following table sets forth the computation of basic and diluted EPS for the years ended September 30, 2024 and 2025:

	As of September 30,
	2024	2025
Numerator:
Numerator for basic and diluted earnings per share – net income (loss) attributable to the SU Group Holdings Limited’s shareholders (in HK$)	10,653,488	(18,484,477)

Denominator:
Denominator for basic and diluted net income per share – weighted average number of shares *	43,441	46,133

Earnings (Losses) per share – basic and diluted (in HK$)	245.24	(400.68)

*	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).

Schedule of anti-dilutive securities excluded from computation of earnings per share

The potentially dilutive securities that have not been included in the calculation of diluted net loss per share as their inclusion would be anti-dilutive are as follows:

	For the Years Ended September 30,
	2024	2025

Number of New Class A Ordinary Shares available for exercise by outstanding warrants *	208	208

*	The share amounts are presented on a retroactive basis, giving effect to the completion of the share consolidation and re-designation of share capital on August 25, 2025, the share consolidation on August 6, 2026, and the share consolidation on October 7, 2026 (see Note 15). The capital reduction effected on July 2, 2026 was not retroactively applied since the capital reduction occurred after the end of the reporting period (see Note 15).